REVENUES	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
REVENUES
REVENUES

		Years Ended December 31,
	2017	2016
Silver	$170,529	$316,793
Gold	542,702	437,464
Lead	7,274	9,738
Zinc	13,052	20,508
	$733,557	$784,503

a)	Concentrate revenues
The Company has contracts with a number of customers for its concentrate sales. For the year ended December 31, 2017, the Company’s top four concentrate customers account for 98% of concentrate revenues (year ended December 31, 2016: top four customers accounted for 99% of concentrate revenues).
The concentrate revenues by customer for the years ended December 31, 2017 and 2016 are as follows:

		Years Ended December 31,
	2017	2016
Customer 1	18%	34%
Customer 2	40%	24%
Customer 3	13%	23%
Customer 4	27%	18%
Other customers	2%	1%
Total concentrate revenues	100%	100%

b)	Doré revenues
The Company has contracts with customers for its doré sales. The Company’s top two doré customers account for 69% of doré revenues for the year ended December 31, 2017 (year ended December 31, 2016: 92% of doré revenues). For the year ended December 31, 2017, doré sales comprised 99% of total gold sales (year ended December 31, 2016: 98%). The doré revenues by customer for the years ended December 31, 2017 and 2016 as follows:

		Years Ended December 31,
	2017	2016
Customer 1	43%	60%
Customer 2	26%	32%
Other customers	31%	8%
Total doré revenues	100%	100%

The Company has determined that the loss of any single customer or curtailment of purchases by any one customer would not have a material adverse effect on the Company’s financial performance, financial condition and cash flows due to the nature of the refined metals market.